WEBs ETF Trust

WEBs Health Care XLV Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 47.4%
United States – 47.4%
Health Care Select Sector SPDR Fund(1)	2,853	$441,474
TOTAL EXCHANGE-TRADED FUNDS (Cost - $413,581)		441,474

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 45.5%
Time Deposits – 45.5%
Citibank, New York, 2.98% 02/02/2026	$44,388	44,388
JPMorgan Chase, New York, 2.98% 02/02/2026(2)	380,000	380,000
TOTAL TIME DEPOSITS (Cost - $424,388)		424,388
TOTAL SHORT-TERM INVESTMENTS (Cost - $424,388)		424,388

TOTAL INVESTMENTS – 92.9% (Cost - $837,969)		865,862
OTHER ASSETS LESS LIABILITIES – 7.1%		66,357
NET ASSETS – 100.0%		$932,219

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Health Care Select Sector SPDR Fund	OBFR + 1.25%	Varies(3)	USD	865	08/25/2026	$67,022

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company OBFR – Overnight Bank Funding Rate